Investments in Associates and Joint Ventures - Changes in Investments in Associates and Joint Ventures (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩) Companies	Dec. 31, 2022 KRW (₩) Companies	Dec. 31, 2021 KRW (₩)
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	₩ 4,996,551	₩ 4,514,647
Acquisition	391,037	544,376
Dividends	(658,338)	(638,244)
Share of profits (losses)	269,678	676,260	₩ 649,569
Other increase (decrease)	21,336	(100,488)
Book value, ending balance	5,020,264	4,996,551	4,514,647
Domestic [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	1,024,388	1,239,424
Acquisition	17,075	51,082
Dividends	(23,934)	(188,630)
Share of profits (losses)	(94,032)	151,482
Other increase (decrease)	(130,642)	(228,970)
Book value, ending balance	792,855	1,024,388	1,239,424
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		176,136
Dividends		(143,170)
Share of profits (losses)		145,822
Other increase (decrease)		(178,788)
Book value, ending balance			176,136
Domestic [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	352,500	382,887
Dividends	(10,020)	(9,992)
Share of profits (losses)	(18,802)	(19,354)
Other increase (decrease)	(157)	(1,041)
Book value, ending balance	323,521	352,500	382,887
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	182,414	171,332
Dividends	0	(5,348)
Share of profits (losses)	(81,803)	15,484
Other increase (decrease)	81	946
Book value, ending balance	100,692	182,414	171,332
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	86,378	86,058
Dividends		(1,100)
Share of profits (losses)	245	1,420
Other increase (decrease)	(86,623)
Book value, ending balance		86,378	86,058
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	9,513	9,571
Share of profits (losses)	4,990	(802)
Other increase (decrease)	537	744
Book value, ending balance	15,040	9,513	9,571
Domestic [member] | Western Inland Highway Co Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		53,563
Share of profits (losses)		(125)
Other increase (decrease)		(53,438)
Book value, ending balance			53,563
Domestic [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	27,165	28,813
Acquisition	636	5,519
Share of profits (losses)	(3,803)	(4,683)
Other increase (decrease)	0	(2,484)
Book value, ending balance	23,998	27,165	28,813
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	14,605	19,191
Share of profits (losses)	(638)	(453)
Other increase (decrease)	0	(4,133)
Book value, ending balance	13,967	14,605	19,191
Domestic [member] | DaeSung SnM Co., Ltd (formerly, Daesung Steel) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	20,469	19,073
Share of profits (losses)	75	1,396
Other increase (decrease)	(248)
Book value, ending balance	20,296	20,469	19,073
Domestic [member] | PCC Amberstone Private Equity Fund 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	9,326	9,251
Dividends	(622)	(652)
Share of profits (losses)	562	1,104
Other increase (decrease)	(362)	(377)
Book value, ending balance	8,904	9,326	9,251
Domestic [member] | POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	161,465	169,838
Dividends	(9,000)	(24,000)
Share of profits (losses)	3,176	15,604
Other increase (decrease)	107	23
Book value, ending balance	155,748	₩ 161,465	169,838
Domestic [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of companies in other associates and joint ventures | Companies		64
Book value, beginning balance	160,553	₩ 113,711
Acquisition	16,439	45,563
Dividends	(4,292)	(4,368)
Share of profits (losses)	1,966	(3,931)
Other increase (decrease)	(43,977)	9,578
Book value, ending balance	₩ 130,689	160,553	113,711
Domestic [member] | Other 62 companies associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of companies in other associates and joint ventures | Companies	55
Foreign [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	₩ 3,972,163	3,275,223
Acquisition	373,962	493,294
Dividends	(634,404)	(449,614)
Share of profits (losses)	363,710	524,778
Other increase (decrease)	151,978	128,482
Book value, ending balance	4,227,409	3,972,163	3,275,223
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	1,418,022	1,346,712
Dividends	(367,445)	(233,592)
Share of profits (losses)	292,478	273,084
Other increase (decrease)	56,954	31,818
Book value, ending balance	1,400,009	1,418,022	1,346,712
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	412,002	393,793
Dividends	(35,543)	(34,909)
Share of profits (losses)	35,148	25,884
Other increase (decrease)	7,585	27,234
Book value, ending balance	419,192	412,002	393,793
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	103,044	68,296
Dividends	(36,471)	(21,287)
Share of profits (losses)	21,795	48,267
Other increase (decrease)	11,400	7,768
Book value, ending balance	99,768	103,044	68,296
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	111,219	107,650
Dividends	(12,386)
Share of profits (losses)	12,669	6,527
Other increase (decrease)	(501)	(2,958)
Book value, ending balance	111,001	111,219	107,650
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	23,740	24,144
Share of profits (losses)	(7,681)	(2,108)
Other increase (decrease)	513	1,704
Book value, ending balance	16,572	23,740	24,144
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		52,257
Share of profits (losses)		(90,395)
Other increase (decrease)		38,138
Book value, ending balance			52,257
Foreign [member] | PT NICOLE METAL INDUSTRY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition	292,780
Share of profits (losses)	39
Other increase (decrease)	(8,468)
Book value, ending balance	284,351
Foreign [member] | HBIS-POSCO Automotive Steel Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	216,138	110,769
Acquisition		126,195
Share of profits (losses)	(6,765)	(10,515)
Other increase (decrease)	(608)	(10,311)
Book value, ending balance	208,765	216,138	110,769
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	290,318	238,601
Dividends	(59,295)	(14,541)
Share of profits (losses)	50,340	50,143
Other increase (decrease)	5,919	16,115
Book value, ending balance	287,282	290,318	238,601
Foreign [member] | AES Mong Duong Power Company Limited [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	209,594	182,639
Dividends	(33,839)	(33,174)
Share of profits (losses)	38,782	45,382
Other increase (decrease)	16,162	14,747
Book value, ending balance	230,699	209,594	182,639
Foreign [member] | 9404-5515 Quebec Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	331,261	135,738
Acquisition		172,316
Dividends	(14,251)	(31,949)
Share of profits (losses)	16,494	25,195
Other increase (decrease)	13,220	29,961
Book value, ending balance	346,724	331,261	135,738
Foreign [member] | Eureka Moly LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	14,574	13,633
Share of profits (losses)	(15,020)
Other increase (decrease)	446	941
Book value, ending balance	0	14,574	13,633
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	57,830	67,972
Share of profits (losses)	(503)	(3,964)
Other increase (decrease)	2,898	(6,178)
Book value, ending balance	60,225	57,830	67,972
Foreign [member] | NCR LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	187,372	102,319
Acquisition	65,542	82,798
Share of profits (losses)	(6,999)	(2,338)
Other increase (decrease)	7,206	4,593
Book value, ending balance	253,121	187,372	102,319
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	29,124	31,340
Dividends	(21,106)	(21,161)
Share of profits (losses)	21,060	21,027
Other increase (decrease)	29,681	(2,082)
Book value, ending balance	58,759	29,124	31,340
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	90,636	48,249
Share of profits (losses)	(8,358)	42,169
Other increase (decrease)	5,689	218
Book value, ending balance	87,967	90,636	48,249
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	98,933	22,769
Acquisition	15,640	82,010
Share of profits (losses)	(8,435)	(1,302)
Other increase (decrease)	(838)	(4,544)
Book value, ending balance	105,300	98,933	22,769
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		19,099
Share of profits (losses)		213
Other increase (decrease)		(19,312)
Book value, ending balance			19,099
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	16,659	15,851
Dividends	(1,624)	(2,474)
Share of profits (losses)	1,890	823
Other increase (decrease)	(1,293)	2,459
Book value, ending balance	15,632	16,659	15,851
Foreign [member] | POS-SeAH Steel Wire(Nantong) Co., Ltd. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	8,590	9,140
Share of profits (losses)	98	(220)
Other increase (decrease)	(46)	(330)
Book value, ending balance	8,642	₩ 8,590	9,140
Foreign [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of companies in other associates and joint ventures | Companies		37
Book value, beginning balance	255,004	₩ 193,200
Acquisition		29,975
Dividends	(52,444)	(56,527)
Share of profits (losses)	38,461	96,740
Other increase (decrease)	(7,621)	(8,384)
Book value, ending balance	₩ 233,400	255,004	193,200
Foreign [member] | Other 62 companies associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of companies in other associates and joint ventures | Companies	37
Foreign [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	₩ 98,103	91,052
Share of profits (losses)	(111,783)	166
Other increase (decrease)	13,680	6,885
Book value, ending balance	₩ 0	₩ 98,103	₩ 91,052